Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands	Total	Galaxy Digital Holdings, LP	Galaxy Digital Holdings, LP Class A Unit Capital	Galaxy Digital Holdings, LP Class A Unit Capital Capital Units	Galaxy Digital Holdings, LP Class B Unit Capital	Galaxy Digital Holdings, LP Class B Unit Capital Capital Units
Beginning balance (in shares) at Dec. 31, 2021				101,550,494		228,110,373
Beginning balance at Dec. 31, 2021		$ 2,287,692		$ 856,371		$ 1,431,321
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity based compensation		89,860		28,994		60,866
Distributions		(184,275)		$ (58,827)		(125,448)
Cancellation of Class A Units (in shares)				(10,870,449)
Cancellation of Class A Units		(55,181)		$ (55,181)
Issuance of class A units, net of issuance cost (in shares)			14,131,494	4,075,585
Issuance of Class A Units, net of issuance cost		6,227		$ 6,227
Other		(1,258)		(832)		(426)
Income (loss) for the period		(816,129)
Ending balance at Dec. 31, 2022		1,416,194		$ 610,374		$ 805,820
Ending balance (in shares) at Dec. 31, 2022			104,811,539	104,811,539	215,943,369	215,943,369
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity based compensation		83,790		$ 27,558		$ 56,232
Distributions		(22,405)		$ (7,301)		(15,104)
Cancellation of Class A Units (in shares)				(4,221,799)
Cancellation of Class A Units		(10,668)		$ (10,668)
Issuance of class A units, net of issuance cost (in shares)			8,709,592	8,679,471
Issuance of Class A Units, net of issuance cost		11,107		$ 11,107
Other		(103)		(121)		18
Income (loss) for the period	$ (2)	228,514		75,858		152,656
Ending balance at Dec. 31, 2023		1,711,171		$ 708,481		$ 1,002,690
Ending balance (in shares) at Dec. 31, 2023			109,299,332	109,299,332	215,928,474	215,928,474
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity based compensation		18,682		$ 6,271		$ 12,411
Distributions		(36,698)		$ (12,696)		(24,002)
Cancellation of Class A Units (in shares)			(8,234)	(8,234)
Cancellation of Class A Units		(774)		$ (774)
Issuance of class A units, net of issuance cost (in shares)			254,387	254,387
Issuance of Class A Units, net of issuance cost		153		$ 153
Other		(612)		(206)		(406)
Income (loss) for the period	(1)	388,127		130,339		257,788
Ending balance at Mar. 31, 2024		2,080,049		$ 831,568		$ 1,248,481
Ending balance (in shares) at Mar. 31, 2024				109,545,485		215,928,474
Beginning balance (in shares) at Dec. 31, 2023			109,299,332	109,299,332	215,928,474	215,928,474
Beginning balance at Dec. 31, 2023		1,711,171		$ 708,481		$ 1,002,690
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity based compensation		75,017		26,897		48,120
Distributions		(55,258)		$ (19,526)		(35,732)
Cancellation of Class A Units (in shares)				(1,832,402)
Cancellation of Class A Units		(20,516)		$ (20,516)
Issuance of class A units, net of issuance cost (in shares)			20,110,850	20,029,493
Issuance of Class A Units, net of issuance cost		137,184		$ 137,184
Other		32		404		(372)
Income (loss) for the period	(2)	346,722		116,265		230,457
Ending balance at Dec. 31, 2024		2,194,352		$ 949,730		$ 1,244,622
Ending balance (in shares) at Dec. 31, 2024			127,577,780	127,577,780	215,862,343	215,862,343
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity based compensation		13,738		$ 5,110		$ 8,628
Distributions		(9,436)		$ (3,571)		(5,865)
Cancellation of Class A Units (in shares)			(61,040)	(61,040)
Cancellation of Class A Units		(3,288)		$ (3,288)
Issuance of class A units, net of issuance cost (in shares)			485,977	485,977
Issuance of Class A Units, net of issuance cost		2,247		$ 2,247
Other		(537)		(259)		(278)
Income (loss) for the period	$ 0	(295,432)		(109,942)		(185,490)
Ending balance at Mar. 31, 2025		$ 1,901,644		$ 840,027		$ 1,061,617
Ending balance (in shares) at Mar. 31, 2025			128,002,717	128,002,717	215,862,343	215,862,343